Organization and Description of Business Operations (Details Narrative)					12 Months Ended
	Dec. 23, 2022 USD ($) $ / shares shares	Oct. 29, 2022 USD ($) $ / shares	Jul. 12, 2022	Oct. 29, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($)	Feb. 09, 2023 USD ($)	Jan. 30, 2023 USD ($)	Oct. 19, 2022 USD ($)	Oct. 15, 2022 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued price per share | $ / shares		$ 10.10		$ 10.10
Gross proceeds from private placement						$ 5,195,000
Transaction costs				$ 7,282,500
Cash of underwriting commissions				2,530,000
Marketing fee				4,427,500
Offering costs				325,000
Deposits into trust account				$ 127,765,000
Investment maturity days				185 days
Cash				$ 764,101	595,536	877,099
Distribution for taxes payments					754,873
Working capital					$ 2,179,125
Per share price | $ / shares				$ 0.20	$ 0.02
Percentage of outstanding public shares		100.00%
Interest payable		$ 50,000
Common stock subject to possible redemption, shares | shares	830,210				830,210	12,650,000
Stock issued during period value new issues
Warrant issue to purchase stock | shares					632,500
Warrants exercise price | $ / shares					$ 2.11
Business combination description				In addition, under a business combination marketing agreement, the Company has engaged I-Bankers as an advisor in connection with the Business Combination and will pay I-Bankers a cash fee for such marketing services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, including any proceeds from the exercise of the underwriters’ over-allotment option
Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Loans payable					$ 1,865,000	$ 500,000
Stockholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits into trust account	$ 50,000				$ 100,000
Per share price | $ / shares	$ 10.24				$ 10.24
Stock holding during period, shares | shares	11,819,790				11,819,790
Payments to related party	$ 121,034,650				$ 121,034,650
Stockholders [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits into trust account							$ 100,000
Transaction Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued price per share | $ / shares		$ 10.10
Sponsor Affiliate Notes [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Deposits into trust account									$ 50,000	$ 1,265,000
Principal amount								$ 300,000			$ 1,265,000
Promissory Note [Member] | Sponsor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from unsecured notes payable					$ 500,000
Business Combination Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Fair market value of net assets					80.00%
Percent of business combination transaction					50.00%
Per share price | $ / shares					$ 10.10
Business combination net tangible assets					$ 5,000,001
Business combination net tangible assets			100
FAW Jilin Automobile Co., Ltd., [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage			64.00%
Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued to converting convertible securities | shares	3,162,500				3,162,500
Common Class B [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares were cancelled | shares	3,162,500				3,162,500
Representative Shares [Member] | I-Banker [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares				101,200
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares					11,000,000
Shares issued price per share | $ / shares					$ 10.00
Distribution for taxes payments					$ 554,873
Stock issued during period value new issues					$ 110,000,000
IPO [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares				12,650,000
Shares issued price per share | $ / shares				$ 10.00
Over-Allotment Option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares				1,650,000	1,650,000
Percentage of options					15.00%
Underwriting commissions					$ 2,530,000
Over-Allotment Option [Member] | I-Banker [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Warrant expiration term				5 years
Warrant issue to purchase stock | shares				632,500
Percentage of warrants issued				5.00%
Warrants exercise price | $ / shares				$ 12.00
Private Placement [Member] | Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues, shares | shares				519,500
Shares issued price per share | $ / shares				$ 10.00
Gross proceeds from private placement				$ 5,195,000